CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating Expenses:
Research and development costs	$ 3,782,185	$ 5,443,105	$ 9,784,884	$ 6,942,648
General and administrative expenses	3,566,952	2,076,795	5,847,442	4,429,230
Total Operating Expenses	7,349,137	7,519,900	15,632,326	11,371,878
Loss from Operations	(7,349,137)	(7,519,900)	(15,632,326)	(11,371,878)
Other Income (Expense):
Interest income	38,564	17,307	77,451	48,111
Changes in fair value of option/warrant liabilities	6,999,529	976,452	2,667,788	1,680,787
Foreign currency exchange gains/(losses)	(6,293)	87,210	(13,052)	241,641
Other expenses	(2,679)	(12,447)	(4,388)	(35,423)
Total Other Income (Expense)	7,029,121	1,068,522	2,727,799	1,935,116
Net Loss	(320,016)	(6,451,378)	(12,904,527)	(9,436,762)
Other Comprehensive Loss:
Foreign Currency Translation Adjustment	(48,577)	(155,409)	(93,730)	(348,353)
Comprehensive Loss	$ (368,593)	$ (6,606,787)	$ (12,998,257)	$ (9,785,115)
Loss per common share (basic and diluted)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average common shares (basic and diluted)	1,177,693,383	1,177,693,383	1,177,693,383	1,177,693,383